Components of Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Net unrealized gains on available for sale securities, Before Tax Amount	$ 2,876	$ 1,121
Net unrealized gains on available for sale securities, Tax Effects	(977)	(381)
Net unrealized gains on available for sale securities, Net of Tax Amount	1,899	740
Noncredit portion of OTTI losses on available for sale securities, Before Tax Amount	(266)	(1,682)
Noncredit portion of OTTI losses on available for sale securities, Tax Effects	90	572
Noncredit portion of OTTI losses on available for sale securities, Net of Tax Amount	(176)	(1,110)
Net unrealized loss on effective cash flow hedging derivative, Before Tax Amount	(470)	(462)
Net unrealized loss on effective cash flow hedge derivative, Tax Effects	160	157
Net unrealized loss on effective cash flow hedging derivative, Net of Tax Amount	(310)	(305)
Accumulated Other Comprehensive Income (Loss), Before Tax Amount	2,140	(1,023)
Accumulated Other Comprehensive Income (Loss), Tax Effects	(727)	348
Accumulated other comprehensive income (loss), Net of Tax	$ 1,413	$ (675)